Derivative financial instruments	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Derivative financial instruments [Text Block]
9.	Derivative financial instruments

The following table presents the components of the Company’s derivative financial instruments associated with convertible promissory notes (Notes 8 (i), (iv) and (vi)), which have no observable market data and are derived using an option pricing model measured at fair value on a recurring basis, using Level 3 inputs to the fair value hierarchy, at July 31, 2014 and January 31, 2014:

	July 31,	January 31,
	2014	2014
Embedded conversion features	$20,858,300	$241,618
Warrants	13,039,400	-

Derivative financial instruments	$33,897,700	$241,618

These derivative financial instruments arise as a result of applying ASC 815 Derivative and Hedging (“ASC 815 ”), which requires the Company to make a determination whether an equity-linked financial instrument, or embedded feature, is indexed to the entity’s own stock. This guidance applies to any freestanding financial instrument or embedded features that have the characteristics of a derivative, and to any freestanding financial instruments that are potentially settled in an entity’s own stock.

From time to time, the Company has issued notes with embedded conversion features which contain price-protection features that result in these instruments being treated as derivatives. In addition, during the six months ended July 31, 2014, the Company issued notes with embedded conversion features and warrants to purchase common stock and the Company did not, at the date of issuance of these instruments, have a sufficient number of authorized and available shares of common stock to settle the outstanding contracts (Note 8(i)). Further, these embedded conversion features and warrants issued during the six months ended July 31, 2014 were subject to a registration rights agreement which, pursuant to the terms of this agreement, triggered the requirement to account for these instruments as derivative financial instruments. As a result, the Company was required to account for these instruments as derivative financial instruments.

As a result of the application of ASC 815, the Company has recorded these derivative financial instruments for the six months ended July 31, 2014 and for the year ended January 31, 2014 at their fair value as follows:

	July 31,	January 31,
	2014	2014
Derivative financial instruments, beginning of the period	$241,618	$-
Fair value of warrants and embedded conversion features at commitment dates	20,890,900	428,876
Fair value mark to market adjustments	13,005,182	(9,358)
Extinguishment of derivative liability upon extinguishment of host contract	(240,000)	(177,900)

Derivative financial instruments, end of the period	$33,897,700	$241,618

On the commitment date of the related convertible promissory notes, the Company recorded a debt discount to the extent of the gross proceeds of the promissory note, and immediately expensed any remaining derivative value as a derivative expense. During the six months ended July 31, 2014, the Company recorded $12,028,383 (2013: $115,000) in derivative expense.

During the six months ended July 31, 2014, the Company recorded other expenses of $13,005,182 (2013: $338,300) related to the change in fair value of the warrants and embedded conversion features, which is presented in the change in fair value of derivative financial instruments in the accompanying consolidated statements of comprehensive loss.

The embedded conversion features and warrants accounted for as derivative financial instruments have no observable market and the Company estimated their fair values at July 31, 2014 and January 31, 2014 using the binomial option pricing model based on the following weighted average management assumptions:

	July 31,	January 31,
	2014	2014
Risk-free interest rate	0.72%	0.34%
Expected life (years)	3.62	1.78
Expected volatility (1)	142.56%	132.09%
Stock price	$0.24	$0.08
Dividend yields	0.00%	0.00%

(1) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

During the six months ended July 31, 2014 and during the year ended January 31, 2014, the Company repaid certain promissory notes which contained derivative financial instruments and the corresponding derivative financial instrument were extinguished upon extinguishment of the related host contract.

12. Derivative financial instruments

During the year ended January 31, 2014, the Company had derivative financial instruments associated with convertible promissory notes (Notes 11 (iii), (iv) and (vi)).

As a result of the application of ASC 815, the Company has recorded these derivative financial instruments at their fair value as follows:

Derivative financial instruments, January 31, 2013	$-
Fair values at commitment dates	428,876
Fair value mark to market adjustments	(9,358)
Reclassification of fair value to additional paid-in capital upon extinguishment of host contract	(177,900)

Derivative financial instruments, January 31, 2014	$241,618

On the commitment date of the related convertible promissory notes, the Company recorded a debt discount to the extent of the gross proceeds of the promissory note, and immediately expensed the remaining derivative value as a derivative expense on the consolidated statement of comprehensive loss. During the year ended January 31, 2014, the Company recorded derivative expenses of $170,500 (2013: $Nil) in respect of the excess of the fair value of derivative financial instruments at the commitment date over consideration received under the corresponding host contracts.

The Company determined fair value of the derivative financial instruments at January 31, 2014 and as at the commitment dates, and the extinguishment date based on the following weighted average management assumptions:

	January 31,	Extinguishment	Commitment
	2014	date	date
Risk-free interest rate	0.34%	0.08%	0.27%
Expected life (years)	1.78	0.76	1.73
Expected volatility (1)	132.09%	137.74%	157.41%
Stock price at date of issuance	$0.08	$0.53	$0.51
Dividend yields	0.00%	0.00%	0.00%

(1) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

During the year ended January 31, 2014, the Company repaid a promissory note which contained a derivative financial instrument and this derivative financial instrument was extinguished. Upon extinguishment, the fair value of the derivative financial instrument of $177,900 was recorded as a credit to additional paid in capital.